Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent events
19.	Subsequent events:

(a)	On January 13, 2015, the Company declared a quarterly dividend of $0.59375, $0.496875 and $0.515625 per Series C, Series D and Series E preferred share, respectively, representing a total distribution of $13,435,000. The dividends were paid on January 30, 2015 to all shareholders of record on January 29, 2015.

(b)	On January 13, 2015, the Company declared a quarterly dividend of $0.345 per common share. The dividend was paid on January 30, 2015 to all shareholders of record on January 22, 2015. Of the $33,377,000 distribution, $16,310,000 was paid in cash and $17,067,000 was re-invested through the DRIP.